Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share	Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year.
	For the years ended December 31,
	2023	2022	2021

Numerator:
Net loss	$(32,920,724)	$(23,124,402)	$(8,714,332)
Less: accretion to redemption value of redeemable non-controlling interests	3,920,454	2,600,738	-
foreign currency effect on redemption value of redeemable non-controlling interests	(605,597)	(840,076)	-
net loss attributable to non-controlling interests	(8,688,144)	(487,780)	(311,072)
Net loss attributable to ordinary shareholders	$(27,547,437)	$(24,397,284)	$(8,403,260)

Denominator:
Weighted average number of shares outstanding – basic and diluted	25,622,195	24,820,313	23,638,751
Loss per share – basic and diluted	(1.08)	(0.98)	(0.36)